Equity (Remarketing) (Details) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) shares
Debt Instrument [Line Items]
Long Term Debt Remarketing, Proceeds | $	$ 1,100
Long Term Debt Remarketing, Number of Shares Issued | shares	11.3
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Long Term Debt Remarketing, Proceeds | $	$ 1,100
Long Term Debt Remarketing, Number of Shares Issued | shares	11.3